SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 13 – SUBSEQUENT EVENTS

Subsequent to June 30, 2022, the Company issued an aggregate of 97,335,291 shares of Common Stock upon the conversion of $400,000 of principal, and $3,748 of accrued interest on its secured convertible debentures, at an average price of $0.0042 (see Note 9).

Pursuant to a Securities Purchase Agreement dated July 28, 2022 (the “SPA”), the Company completed a private placement of a Senior Secured Promissory Note (the “Senior Note”) with an initial principal amount of $595,000 and the grant of a common stock purchase Warrant (the “Warrant”) that is exercisable for the purchase of up to an aggregate of 100,000,000 million shares (the “Warrant Shares”) of its Common Stock with an otherwise unrelated third-party investor (the “Investor”). In addition, to secure the Company’s obligations to the Investor under the Senior Note, the Company also entered into a Security Agreement (the “Security Agreement”) with and in favor of the Investor. The Company’s subsidiaries are also parties to the Security Agreement.

The transactions contemplated by the SPA were consummated on July 29, 2022 (the “Issue Date”). Upon the funding, the Company sold and issued the Senior Note and granted the Warrant. Pursuant to the SPA, the purchase price for the Senior Note was $595,000, less $92,325 in fees, which consisted of an 8% “original issue discount” of $47,500, due diligence and structuring fees of $38,325, and $6,500 for the Investor’s legal fees.

The Senior Note is due 12 months from its issuance date and is secured by all of the Company’s assets and the assets of each of its subsidiaries pursuant to the Security Agreement. The security interest granted to the Investor under the Security Agreement is subordinate to the continuing security interest that remains in effect pursuant to the previous grant of a security interest in connection with a still-outstanding debenture to an earlier investor. Initially, the Senior Note is convertible into shares of the Company’s Common Stock (the “Conversion Shares”) at a fixed conversion price of $0.0045 per share, subject to adjustment due to merger, consolidation, exchange of shares, recapitalization, reorganization, or similar event as set forth in the Senior Note (the “Conversion Price”). The Senior Note contains an adjustment provision that, subject to certain exceptions, reduces the conversion price if the Company issues shares of its Common Stock or common stock equivalents at a price lower than the then-current Conversion Price of the Senior Note. Upon any stock splits, reverse stock splits, distributions, stock dividends, or other similar event, the Investor will be entitled to participate in such an event on an “as converted” basis. The Senior Note is subject to a “conversion blocker” such that the Investor cannot convert any portion of the Senior Note that would result in the Investor and its affiliates holding more than 4.99% of the then-issued and outstanding shares of the Company’s Common Stock following such conversion (excluding, for purposes of such determination, shares of the Common Stock issuable upon conversion of the Senior Note or exercise of the Warrant that had not then been converted or exercised, respectively). The Investor does not have the right to convert the Senior Note until six months after the Issue Date. The Senior Note accrues interest at an annual rate equal to 10% and is due and payable on its maturity date (or sooner if the Investor converts the Senior Note or otherwise accelerates the maturity date, as provided for in the Senior Note). Interest is payable in cash on the maturity date or, in shares of the Common Stock at the then-current Conversion Price if the Investor converts the Senior Note or otherwise accelerates the maturity date, as provided for in the Senior Note.

On September 30, 2022, we entered into a Revenue Purchase Agreement (the “Financing Agreement”), pursuant to which we sold to an otherwise unaffiliated third party $250,000 of our current and future accounts receivable. In accordance with the terms of the Financing Agreement, we are obligated to pay to such third party approximately $7,700 per week, for approximately 44 weeks, until we have paid an aggregate of $340,000.

NOTE 19 – SUBSEQUENT EVENTS

Subsequent to December 31, 2021, the Company issued an aggregate of 453,078,847 shares of Common Stock upon the conversion of $1,290,000 of principal, and $50,780 of accrued interest on its convertible secured debentures, at an average price of $0.0031 (see Note 11).

On March 25, 2022, the Company entered into a secured debenture with an otherwise unaffiliated in the principal amount of $250,000. The secured note payable matures on March 24, 2023, and bears interest at the rate of 0.97 percent per annum. The secured debenture is secured by 9 identified motor vehicles of the Company. In connection with the issuance of the debenture, the Company issued to the lender 25,000,000 shares of the Company’s common stock at a price of $0.004 per share.

The Company granted 1,000,000 shares of Common Stock on April 1, 2022 to Peter Troy pursuant to that certain Employment Agreement dated October 1, 2021, by and between Mr. Troy and the Company. At the date of grant, the per-share fair market value of the shares was $0.0085 based on the closing price of the Common Stock as reported by the OTCM on the date of grant, for a total value of $8,500. On April 11, 2022, these shares were issued to Mr. Troy.